Acquisitions Business Combination, Assets Acquired and Liabilities Assumed (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the amounts recognized for assets acquired and liabilities assumed as of the acquisition dates at fair value. The values for CCS were finalized as of June 30, 2019 and finalized for William Charles as of September 30, 2019.

Identifiable assets acquired and liabilities assumed (in thousands)	CCS	William Charles
Cash	$6,413	$6,641
Accounts Receivable	58,041	69,740
Costs and estimated earnings in excess of billings on uncompleted contracts	9,512	16,095
Other current assets	1,813	7,999
Property, plant and equipment	59,952	47,899
Intangible assets:
Customer relationships	19,500	7,000
Backlog	8,400	5,500
Tradename	8,900	4,500
Deferred income taxes	(2,361)	—
Other non-current assets	134	75
Accounts payable and accrued liabilities	(25,219)	(60,962)
Billings in excess of costs and estimated earnings on uncompleted contracts	(14,194)	(14,810)
Debt, less current portion	(52,257)	(15,672)
Capital lease obligations	(1,124)	—
Other liabilities	(704)	(907)
Total identifiable assets	76,806	73,098
Goodwill	29,773	4,581
Total purchase consideration	$106,579	$77,679

* - There were no measurement period adjustments for the quarter ended September 30, 2019.

Business Acquisition, Pro Forma Information [Table Text Block]
The following table provides the supplemental unaudited actual and pro forma total revenue and net income of the combined entity had the acquisition date of CCS and William Charles been the first day of our fiscal year 2018:

	Three months ended September 30,		Nine months ended September 30,
(in thousands)	Actual 2019	Pro forma 2018	Actual 2019	Pro forma 2018
Revenue	422,022	446,557	940,793	948,543
Net income (loss)	12,609	6,016	(4,072)	(15,448)
Net income (loss) per common share:
Basic earnings per share	0.37	0.25	(1.44)	(0.77)
Diluted earnings per share	0.24	0.24	(1.44)	(0.77)

The amounts in the supplemental unaudited pro forma 2018 results apply the Company's accounting policies and reflect certain adjustments to, among other things, (i) exclude the impact of transaction costs incurred in connection with the acquisitions, (ii) include additional depreciation and amortization that would have been charged assuming the same fair value adjustments to property, plant and equipment and acquired intangibles had been applied on January 1, 2018, and (iii) include additional interest expense that would have been incurred assuming the incremental borrowings the Company incurred to finance the acquisitions had been outstanding on January 1, 2018. Accordingly, these supplemental unaudited pro forma results have been prepared for comparative purposes only and are not intended to be indicative of the results of operations that would have occurred had the acquisitions actually occurred in the prior year period or indicative of the results of operations for any future period. These results do not include any potential operating efficiencies and cost savings.
The following table summarizes the results of operations included in the Company's condensed consolidated statement of operations for CCS and William Charles from their respective dates of acquisition.

(in thousands)	Three months ended September 30, 2019		Nine months ended September 30, 2019
	CCS	William Charles	CCS	William Charles
Revenue	81,248	84,033	211,117	198,879
Net income (loss)	2,707	7,308	616	7,359

	Three months ended September 30, 2018		Nine months ended September 30, 2018
	CCS	William Charles	CCS	William Charles
Revenue	5,600	—	5,600	—
Net income (loss)	—	—	—	—

The following table summarizes the results of operations included in the Company's consolidated statement of operations for CCS and William Charles from their respective date of acquisition to December 31, 2018.

	Year Ended December 31, 2018
(in thousands)	CCS	William Charles
Revenue	$76,029	$49,607
Net (loss) income	(613)	2,256
The following table provides the supplemental unaudited pro forma total revenue and net (loss) income of the Company had the acquisition date of CCS and William Charles been the first day of IEA's fiscal 2017.

	Year Ended December 31,
Unaudited pro forma data (in thousands, except per share data)	2018	2017
Revenue	$1,257,616	$997,018
Net (loss) income	(840)	5,792
Net (loss) income per common share - basic and diluted	(2.25)	0.27